Employee benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet

	2012	2011	2012	2011
($ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligation at January 1,	9,817	9,337	260	214
Service cost	221	242	1	2
Interest cost	396	402	11	12
Contributions by plan participants	77	76	—	—
Benefit payments	(559)	(549)	(15)	(16)
Benefit obligations of businesses acquired	684	20	17	39
Actuarial loss	1,124	472	2	9
Plan amendments and other	(12)	5	4	—
Exchange rate differences	315	(188)	1	—

Benefit obligation at December 31,	12,063	9,817	281	260

Fair value of plan assets at January 1,	8,867	9,010	—	—
Actual return on plan assets	839	155	—	—
Contributions by employer	347	305	15	16
Contributions by plan participants	77	76	—	—
Benefit payments	(559)	(549)	(15)	(16)
Plan assets of businesses acquired	482	18	—	—
Plan amendments and other	(44)	(6)	—	—
Exchange rate differences	273	(142)	—	—

Fair value of plan assets at December 31,	10,282	8,867	—	—

Funded status—underfunded	1,781	950	281	260

Amount recognized in Accumulated other comprehensive loss

	December 31,
	2012	2011	2010	2012	2011	2010
($ in millions)	Defined pension benefits			Other postretirement benefits
Transition liability	—	—	—	—	—	(1)
Net actuarial loss	(2,574)	(1,826)	(1,135)	(69)	(71)	(65)
Prior service cost	(32)	(34)	(43)	33	42	51

Amount recognized in OCI(1) and NCI(2)	(2,606)	(1,860)	(1,178)	(36)	(29)	(15)
Taxes associated with amount recognized in OCI(1) and NCI(2)	631	415	270	—	—	—

Amount recognized in OCI(1) and NCI(2), net of tax(3)	(1,975)	(1,445)	(908)	(36)	(29)	(15)

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
NCI represents "Noncontrolling interests".

(3)
NCI, net of tax, amounted to $(7) million, $(2) million and $(5) million at December 31, 2012, 2011 and 2010, respectively.

Schedule of amounts recognized in balance sheet

	December 31,
	2012	2011	2012	2011
($ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	(49)	(138)	—	—
Underfunded plans—current	27	25	20	18
Underfunded plans—non-current	1,803	1,063	261	242

Funded status	1,781	950	281	260

	December 31,
($ in millions)	2012	2011
Non-current assets
Overfunded pension plans	(49)	(138)
Other employee-related benefits	(22)	(1)

Prepaid pension and other employee benefits	(71)	(139)

	December 31,
($ in millions)	2012	2011
Current liabilities
Underfunded pension plans	27	25
Underfunded other postretirement benefit plans	20	18
Other employee-related benefits	117	33

Pension and other employee benefits (Note 13)	164	76

	December 31,
($ in millions)	2012	2011
Non-current liabilities
Underfunded pension plans	1,803	1,063
Underfunded other postretirement benefit plans	261	242
Other employee-related benefits	226	182

Pension and other employee benefits	2,290	1,487

Difference of PBO and fair value of plan assets

	December 31,
	2012			2011
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	11,378	9,548	1,830	7,353	6,265	1,088
Assets exceed PBO	685	734	(49)	2,464	2,602	(138)

Total	12,063	10,282	1,781	9,817	8,867	950

Difference of ABO and fair value of plan assets

	December 31,
	2012			2011
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	10,700	9,237	1,463	5,747	4,839	908
Assets exceed ABO	968	1,045	(77)	3,765	4,028	(263)

Total	11,668	10,282	1,386	9,512	8,867	645

Component of net periodic benefit cost

	2012	2011	2010	2012	2011	2010
($ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	221	242	210	1	2	2
Interest cost	396	402	389	11	12	12
Expected return on plan assets	(494)	(507)	(422)	—	—	—
Amortization of transition liability	—	—	—	—	1	1
Amortization of prior service cost / (credit)	42	44	26	(9)	(9)	(9)
Amortization of net actuarial loss	98	52	71	4	3	5
Curtailments, settlements and special termination benefits	2	3	8	—	—	—

Net periodic benefit cost	265	236	282	7	9	11

Weighted-average assumptions, Benefit obligation

	December 31,
	2012	2011	2012	2011
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	3.22	3.91	3.35	4.07
Rate of compensation increase	1.71	1.62	—	—
Pension increase assumption	1.04	0.97	—	—

Weighted-average assumptions, Net periodic benefit cost

	2012	2011	2010	2012	2011	2010
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	3.91	4.29	4.66	4.07	5.03	5.54
Expected long-term rate of return on plan assets	5.38	5.45	5.44	—	—	—
Rate of compensation increase	1.62	2.05	2.13	—	—	—

Health care cost trend assumptions

	December 31,
	2012	2011
Health care cost trend rate assumed for next year	8.60%	8.84%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028

One-percentage-point change in assumed health care cost trend rates

A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2012:

	1-percentage-point
($ in millions)	Increase	Decrease
Effect on total of service and interest cost	1	(1)
Effect on postretirement benefit obligation	22	(19)

Target asset allocation on weighted-average basis

Target percentage
Asset Class
Cash and equivalents	2
Global equities	21
Emerging markets equities	5
Global fixed income	53
Emerging markets fixed income	5
Insurance contracts	1
Private equity	2
Hedge funds	1
Real estate	9
Commodities	1

100

Fair value of pension plan assets by asset category

	December 31, 2012
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	170	252	—	422
Global equities	2,112	77	—	2,189
Emerging markets equities	443	—	—	443
Global fixed income	1,984	3,140	—	5,124
Emerging markets fixed income	—	707	—	707
Insurance contracts	—	76	—	76
Private equity	—	—	164	164
Hedge funds	—	—	153	153
Real estate	87	—	830	917
Commodities	52	—	35	87

Total	4,848	4,252	1,182	10,282

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	56	365	—	421
Global equities	1,717	76	—	1,793
Emerging markets equities	311	—	—	311
Global fixed income	1,921	2,838	—	4,759
Emerging markets fixed income	—	398	—	398
Insurance contracts	—	37	—	37
Private equity	—	—	177	177
Hedge funds	—	—	113	113
Real estate	73	—	741	814
Commodities	44	—	—	44

Total	4,122	3,714	1,031	8,867

Reconciliation of assets fair value using significant unobservable inputs (Level 3)

($ in millions)	Private equity	Hedge funds	Real estate	Commodities	Total Level 3
Balance at January 1, 2011	156	136	696	—	988
Return on plan assets:
Assets still held at December 31, 2011	(3)	(4)	12	—	5
Assets sold during the year	22	(6)	7	—	23
Purchases (sales)	(27)	(14)	32	—	(9)
Transfers into Level 3	29	—	2	—	31
Exchange rate differences	—	1	(8)	—	(7)

Balance at December 31, 2011	177	113	741	—	1,031

Return on plan assets:
Assets still held at December 31, 2012	4	9	15	(1)	27
Assets sold during the year	13	(7)	—	—	6
Purchases (sales)	(31)	35	40	35	79
Transfers into Level 3	—	—	9	—	9
Exchange rate differences	1	3	25	1	30

Balance at December 31, 2012	164	153	830	35	1,182

Schedule of employer contributions to pension and other postretirement benefit plans

	2012	2011	2012	2011
($ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	347	305	15	16
Of which, discretionary contributions to defined benefit pension plans	83	36	—	—

Expected future cash flows of pension and postretirement benefit plans

The expected future cash flows to be paid by the Company's plans in respect of pension and other postretirement benefit plans at December 31, 2012, are as follows:

		Other postretirement benefits
($ in millions)	Pension benefits	Benefit payments	Medicare subsidies
2013	663	21	(1)
2014	664	21	(1)
2015	653	21	(1)
2016	653	21	(1)
2017	639	21	(1)
Years 2018 - 2022	3,122	105	(8)